General information and significant accounting policies - Going Concern (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
General information and significant accounting policies
Number of operating segment | segment	1
Cash | $	$ 86,965,789	$ 194,602	$ 4,226,524	$ 310,479